UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-08873


                   American Fidelity Dual Strategy Fund, Inc.
               (Exact name of registrant as specified in charter)

                                 2000 N. Classen
                          Oklahoma City, Oklahoma 73106
               (Address of principal executive offices) (Zip code)

                               Stephen P. Garrett
                       American Fidelity Assurance Company
                                 2000 N. Classen
                          Oklahoma City, Oklahoma 73106
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (405) 523-5200

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2004

Item 1. Schedule of Investments.

                                    AMERICAN FIDELITY DUAL STRATEGY FUND
                                      SCHEDULE OF PORTFOLIO INVESTMENTS
                                              September 30, 2004
                                                           Shares or                                % of Net
                                                        Principal Amount        Amount               Assets
                                                        ----------------        ------              --------
Common Stocks

Building Materials and Gardening Supplies
     Home Depot                                              50,000            1,960,000              1.03%
                                                                             -----------            ------
                                                                               1,960,000              1.03%

Business Services
     Automatic Data Processing, Inc                          58,860            2,432,095              1.28%
     Computer Sciences Corp.<F1>                             46,000            2,166,600              1.14%
     Sungard Data Systems, Inc.<F1>                          54,000            1,283,580              0.67%
     First Data Corporation                                 108,670            4,727,145              2.48%
     Microsoft Corporation                                  136,000            3,760,400              1.97%
     Oracle Corporation<F1>                                  80,000              902,400              0.48%
                                                                             -----------            ------
                                                                              15,272,220              8.02%

Chemicals and Allied Products
     Amgen, Inc.<F1>                                         48,460            2,746,713              1.44%
     Estee Lauder Companies                                  50,890            2,127,202              1.12%
     Bristol-Myers Squibb Company                            32,000              757,440              0.40%
     Dow Chemical Company                                    99,430            4,492,247              2.36%
     Gillette Company                                        65,290            2,725,205              1.43%
     Merck & Company, Inc.                                   86,850            2,866,050              1.51%
     Pfizer Inc.                                            170,110            5,205,366              2.73%
     Proctor & Gamble Company                                48,200            2,608,584              1.37%
                                                                             -----------            ------
                                                                              23,528,807             12.36%

Communications
     Verizon Communications, Inc.                            54,248            2,136,286              1.12%
     SBC Communications, Inc.                                57,582            1,494,253              0.79%
                                                                             -----------            ------
                                                                               3,630,539              1.91%

Depository Institutions
     Bank of America Corporation                             94,064            4,075,793              2.14%
     PNC Financial Services Group                            18,000              973,800              0.51%
     Citigroup, Inc.                                         74,000            3,264,880              1.72%
     Wachovia Corporation                                    28,000            1,314,600              0.69%
     Wells Fargo & Company                                   48,000            2,862,240              1.50%
     JPMorgan Chase & Co                                     61,350            2,437,435              1.28%
                                                                             -----------            ------
                                                                              14,928,748              7.84%

Durable Goods, Wholesale
     Johnson & Johnson                                       51,100            2,878,463              1.51%
                                                                             -----------            ------
                                                                               2,878,463              1.51%

Eating and Drinking Places
     McDonald's Corporation                                  37,000            1,037,110              0.54%
                                                                             -----------            ------
                                                                               1,037,110              0.54%

Electric, Gas, Sanitary Service
     Dominion Resources                                      30,000            1,957,500              1.03%
     Xcel Energy, Inc.                                       45,000              779,400              0.41%
     Keyspan Corporation                                     37,000            1,450,400              0.76%
                                                                             -----------            ------
                                                                               4,187,300              2.20%

Electronic and Other Electric Equipment
     Emerson Electric Company                                34,000            2,104,260              1.11%
     L-3 Communications Hldgs Inc.<F1>                       31,350            2,100,450              1.10%
     General Electric Company                               100,000            3,358,000              1.76%
     Intel Corporation                                      111,900            2,244,714              1.18%
     Ericcsson LM Tel-SP ADR                                 80,030            2,500,137              1.31%
     Flextronics Int'l LTD<F1> <F2>                          48,000              636,000              0.34%
                                                                             -----------            ------
                                                                              12,943,561              6.80%

Food and Kindred Products
     Anheuser-Busch Companies, Inc.                          35,000            1,748,250              0.92%
     Coca-Cola Company, The                                  57,800            2,314,890              1.21%
     PepsiCo, Inc.                                           18,000              875,700              0.46%
                                                                             -----------            ------
                                                                               4,938,840              2.59%

General Merchandise
     Costco Wholesale Corporation                            75,080            3,120,325              1.64%
     Target Corporation                                     144,170            6,523,692              3.43%
     J.C. Penney Co, Inc                                     72,020            2,540,866              1.33%
                                                                             -----------            ------
                                                                              12,184,883              6.40%

Health Services
     HCA, Inc                                                45,750            1,745,363              0.92%
     Caremark RX Inc.                                       102,570            3,289,420              1.73%
                                                                             -----------            ------
                                                                               5,034,783              2.65%

Holding and Other Investment Offices
     Archstone Smith Trust                                   35,600            1,126,384              0.59%
     Duke Realty Corp.                                       30,000              996,000              0.52%
     First Industrial Realty Trust                           31,200            1,151,280              0.61%
     Mack-Cali Realty Corporation                            21,100              934,730              0.49%
     Simon Property Group, Inc.                              19,000            1,018,970              0.54%
                                                                             -----------            ------
                                                                               5,227,364              2.75%

Home Furniture & Equipment
     Best Buy Company, Inc.<F1>                              63,000            3,417,120              1.79%
                                                                             -----------            ------
                                                                               3,417,120              1.79%

Industrial Machinery and Equipment
     Applied Materials, Inc.<F1>                            156,630            2,582,829              1.36%
     Cisco Systems, Inc.<F1>                                248,070            4,490,067              2.36%
     3M Company                                              24,160            1,932,075              1.01%
     Intl Business Machines Corp.                            32,000            2,743,680              1.44%
     United Technologies Corp.                               63,810            5,958,578              3.13%
                                                                             -----------            ------
                                                                              17,707,229              9.30%

Instruments and Related Products
     Stryker Corp.                                           55,950            2,690,076              1.41%
                                                                             -----------            ------
                                                                               2,690,076              1.41%

Insurance Carriers
     American International Group, Inc.                      32,510            2,210,355              1.16%
     Anthem, Inc.<F1>                                        39,000            3,402,750              1.79%
     MGIC Investment Corporation                             36,000            2,395,800              1.26%
                                                                             -----------            ------
                                                                               8,008,905              4.21%

Miscellaneous Manufacturing Industries
     Tyco International, Ltd.                                88,400            2,710,344              1.42%
                                                                             -----------            ------
                                                                               2,710,344              1.42%

Nondepository Institutions
     MBNA Corporation                                       100,625            2,535,750              1.33%
                                                                             -----------            ------
                                                                               2,535,750              1.33%

Nondurable Goods-Wholesale
     McKesson Corporation                                    46,000            1,179,900              0.62%
     Medco Health Solutions<F1>                               3,425              105,832              0.06%
     Cardinal Health, Inc.                                   34,500            1,510,065              0.79%
                                                                             -----------            ------
                                                                               2,795,797              1.47%

Oil and Gas Extraction
      Baker Hughes Inc.                                      76,360            3,338,459              1.75%
      Kerr-McGee Corporation                                 35,400            2,026,650              1.07%
                                                                             -----------            ------
                                                                               5,365,109              2.82%

Paper and Allied Products
      Georgia-Pacific Corporation                            52,760            1,896,722             1.00%
      Kimberly-Clark Corporation                             60,500            3,907,695             2.05%
                                                                             -----------            ------
                                                                               5,804,417             3.05%

Personal Services
     H&R Block, Inc.                                         40,600            2,006,452             1.05%
                                                                             -----------            ------
                                                                               2,006,452             1.05%

Petroleum Refining and Related Industries
     BP (US) PLC-Spons ADR<F2>                               60,320            3,470,210             1.82%
     ChevronTexaco                                           45,584            2,445,126             1.28%
     ConocoPhillips                                          42,000            3,479,700             1.83%
                                                                             -----------            ------
                                                                               9,395,036             4.93%

Printing, Publishing & Allied Lines
     Viacom Inc.-Cl B                                        89,270            2,995,901             1.57%
                                                                             -----------            ------
                                                                               2,995,901             1.57%

Railroad Transportation
     Union Pacific Corporation                               28,700            1,681,820             0.88%
                                                                             -----------            ------
                                                                               1,681,820             0.88%

Rubber & Miscellaneous Plastic Products
     Nike - Class B                                          32,780            2,583,064             1.36%
                                                                             -----------            ------
                                                                               2,583,064             1.36%

Transportation By Air
     Fedex Corp.                                             34,500            2,956,305             1.55%
                                                                             -----------            ------
                                                                               2,956,305             1.55%

Transportation Equipment
     Honda Motor Company-LTD-Spons ADR<F2>                   42,000            1,023,120             0.54%
                                                                             -----------            ------
                                                                               1,023,120             0.54%

Water Transportation
     Carnival Corporation                                    60,300            2,851,587             1.50%
                                                                             -----------            ------
                                                                               2,851,587             1.50%
                                                                             -----------            ------

Total Common Stocks (Cost $178,642,225)                                      184,280,650            96.78%

Short-Term Investments
     Aim Funds (1.668780% September 30, 2004)             5,883,541            5,883,541
                                                                             -----------
   Total Short-Term Investments                                                5,883,541             3.09%
                                                                             -----------            ------

Total Investments (Cost $184,525,766)                                        190,164,191            99.87%


Other Assets less Liabilities                                                    250,978             0.13%
                                                                             -----------            ------

Total Net Assets                                                             190,415,169           100.00%
                                                                             ===========           ======

<F1>
     Presently not producing dividend income
<F2>
     Foreign Investments



Item 2. Controls and Procedures.

     Based on their evaluation (as required by Rule 30a-3(b)) of the Fund's Disclosure Controls and Procedures (as defined in rule 30a-3(c)) as of a date within 90 days of the filing date of this report, each of John W. Rex, the principal executive officer, and David R. Carpenter, the principal financial officer, has concluded that, in his judgment, the Fund's Disclosure Controls and Procedures are effective.

     There was no change in the Fund's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Exhibit No.      Description of Exhibit
-----------      ----------------------

99.1             Principal Executive Officer Certification

99.2             Principal Financial Officer Certification


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

By  JOHN W. REX
    John W. Rex
    President and Principal Executive Officer

Date  November 10, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  JOHN W. REX
    John W. Rex
    President and Principal Executive Officer

Date  November 10, 2004

By  DAVID R. CARPENTER
    David R. Carpenter
    Senior Vice President and Principal Financial Officer

Date  November 10, 2004

                                 EXHIBIT INDEX

Exhibit No.     Description                     Method of Filing
-----------     -----------                     ----------------

99.1            CEO Certification             Filed herewith electronically

99.2            CFO Certification             Filed herewith electronically